Taxes (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%
Preferential tax rate reduction	(13.60%)
Change in valuation allowance	(4.70%)
Permanent difference	(16.10%)
Others	9.20%
Effective tax rate	(0.20%)